Recent Accounting Pronouncements and Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives	Dec. 31, 2023
Charging Station Equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Leasehold improvements [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Tools and plant equipment [Member]]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Office equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Vehicles [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Software [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years